Pension And Postretirement Benefit Costs (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 12,553,882	$ 11,665,673
Prior service cost	(116,727)	(167,479)
Total	$ 12,437,155	$ 11,498,194